ACCESSOR FUNDS

                       SUPPLEMENT DATED DECEMBER 29, 2008
                                     TO THE
          ADVISOR CLASS SHARES & STRATEGIC ALTERNATIVES FUND PROSPECTUS
                             DATED SEPTEMBER 1, 2008

This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meaning set forth in the prospectus.

--------------------------------------------------------------------------------

                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

--------------------------------------------------------------------------------

Changes to the Allocation Funds

The investment adviser to Forward Funds, Forward Management, LLC, has added the Accessor Frontier Markets Fund to the investment options of the Allocation Funds and has made changes to the asset allocation ranges of the Allocation Funds.

The third paragraph on page 3 of the Prospectus is restated in its entirety, as follows:

Each of the Accessor Allocation Funds is a "fund of funds" and shares the same investment approach. Each Allocation Fund seeks to maintain a mix of asset classes within an established range, and each invests in a combination of the Advisor Class Shares of the Underlying Funds and the Accessor Frontier Markets Fund, which represent specific market segments. The Allocation Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Allocation Fund pursues a different investment goal by investing in different combinations of Underlying Funds, which include the Underlying Funds described in this Prospectus and the Accessor Frontier Markets Fund, which is offered through a separate prospectus. (See Appendix B for a more complete description of the Accessor Frontier Markets Fund.) You may choose to invest in any of the Allocation Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Allocation Fund's performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Allocation Funds seek to offer additional diversification through a single investment.

                                     ******

In the Details section for each Allocation Fund on pages 26, 28, 31, 34, 37 and 40 of the Prospectus, the Principal Investment Strategy & Goal and the new ranges for each Allocation Fund are restated in their entirety as follows.

INCOME ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Fixed-Income Funds and the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Equity Funds and the Underlying Alternatives Funds. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a conservative asset allocation strategy and is designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                       0.00%     10.00%         0.00%
   Accessor Growth                                            0.00%      5.00%         0.00%
   Accessor Value                                             0.00%      5.00%         0.00%
   Accessor Small to Mid Cap                                  0.00%      5.00%         0.00%
   Accessor International Equity                              0.00%      5.00%         0.00%

Underlying Alternatives Funds                                 0.00%     25.00%         0.00%
   Accessor Strategic Alternatives                            0.00%     15.00%         0.00%
   Accessor Frontier Markets*                                 0.00%     10.00%         0.00%

Underlying Fixed-Income Funds                                50.00%     95.00%        90.00%
   Accessor High Yield Bond                                  10.00%     40.00%        20.00%
   Accessor Intermediate Fixed-Income                        10.00%     50.00%        30.00%
   Accessor Short-Intermediate Fixed Income                  10.00%     50.00%        15.00%
   Accessor Mortgage Securities                              10.00%     50.00%        25.00%

Underlying Money Market Fund/Cash**                           5.00%     40.00%        10.00%
   Accessor U.S. Government Money***                          5.00%     40.00%        10.00%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

INCOME & GROWTH ALLOCATION FUND DETAILS

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a somewhat conservative asset allocation strategy and is designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      15.00%     40.00%        25.50%
   Accessor Growth                                            0.00%     20.00%         7.13%
   Accessor Value                                             0.00%     20.00%         7.13%
   Accessor Small to Mid Cap                                  0.00%     10.00%         3.64%
   Accessor International Equity                              0.00%     15.00%         7.59%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%        12.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         3.00%

Underlying Fixed-Income Funds                                25.00%     80.00%        53.55%
   Accessor High Yield Bond                                   5.00%     30.00%        11.90%
   Accessor Intermediate Fixed-Income                         5.00%     40.00%        17.85%
   Accessor Short-Intermediate Fixed Income                   5.00%     40.00%         8.93%
   Accessor Mortgage Securities                               5.00%     40.00%        14.88%

Underlying Money Market Fund/Cash**                           0.00%     35.00%         5.95%
   Accessor U.S. Government Money***                          0.00%     35.00%         5.95%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

BALANCED ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Equity Underlying Funds and at least 25% in Fixed-Income Underlying Funds. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      25.00%     60.00%        42.50%
   Accessor Growth                                            5.00%     25.00%        11.89%
   Accessor Value                                             5.00%     25.00%        11.89%
   Accessor Small to Mid Cap                                  0.00%     15.00%         6.07%
   Accessor International Equity                              0.00%     20.00%        12.65%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     20.00%        11.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         4.00%

Underlying Fixed-Income Funds                                25.00%     60.00%        38.25%
   Accessor High Yield Bond                                   0.00%     25.00%         8.50%
   Accessor Intermediate Fixed-Income                         0.00%     15.00%        12.75%
   Accessor Short-Intermediate Fixed Income                   0.00%     15.00%         6.37%
   Accessor Mortgage Securities                               0.00%     15.00%        10.63%

Underlying Money Market Fund/Cash**                           0.00%     25.00%         4.25%
   Accessor U.S. Government Money***                          0.00%     25.00%         4.25%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

GROWTH & INCOME ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      35.00%     70.00%        51.00%
   Accessor Growth                                            5.00%     30.00%        14.27%
   Accessor Value                                             5.00%     30.00%        14.27%
   Accessor Small to Mid Cap                                  0.00%     20.00%         7.29%
   Accessor International Equity                              0.00%     25.00%        15.18%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%        10.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         5.00%

Underlying Fixed-Income Funds                                10.00%     50.00%        30.60%
   Accessor High Yield Bond                                   0.00%     20.00%         6.80%
   Accessor Intermediate Fixed-Income                         0.00%     25.00%        10.20%
   Accessor Short-Intermediate Fixed Income                   0.00%     25.00%         5.10%
   Accessor Mortgage Securities                               0.00%     25.00%         8.50%

Underlying Money Market Fund/Cash**                           0.00%     20.00%         3.40%
   Accessor U.S. Government Money***                          0.00%     20.00%         3.40%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

GROWTH ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses an aggressive asset allocation strategy and is designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      50.00%     85.00%        68.00%
   Accessor Growth                                           10.00%     40.00%        19.02%
   Accessor Value                                            10.00%     40.00%        19.02%
   Accessor Small to Mid Cap                                  0.00%     25.00%         9.71%
   Accessor International Equity                              0.50%     35.00%        20.24%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%         9.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         6.00%

Underlying Fixed-Income Funds                                 0.00%     30.00%        15.30%
   Accessor High Yield Bond                                   0.00%     15.00%         3.40%
   Accessor Intermediate Fixed-Income                         0.00%     15.00%         5.10%
   Accessor Short-Intermediate Fixed Income                   0.00%     15.00%         2.55%
   Accessor Mortgage Securities                               0.00%     15.00%         4.25%

Underlying Money Market Fund/Cash**                           0.00%     15.00%         1.70%
   Accessor U.S. Government Money***                          0.00%     15.00%         1.70%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

AGGRESSIVE GROWTH ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund and may invest in a limited amount of the Underlying Fixed-Income Funds. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets
Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a very aggressive asset allocation strategy and is designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      70.00%    100.00%        84.00%
   Accessor Growth                                           10.00%     40.00%        23.50%
   Accessor Value                                            10.00%     40.00%        23.50%
   Accessor Small to Mid Cap                                 10.00%     25.00%        12.00%
   Accessor International Equity                              5.00%     40.00%        25.00%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%         8.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         7.00%

Underlying Fixed-Income Funds                                 0.00%     15.00%         0.00%
   Accessor High Yield Bond                                   0.00%     10.00%         0.00%
   Accessor Intermediate Fixed-Income                         0.00%      5.00%         0.00%
   Accessor Short-Intermediate Fixed Income                   0.00%      5.00%         0.00%
   Accessor Mortgage Securities                               0.00%      5.00%         0.00%

Underlying Money Market Fund/Cash**                           0.00%      5.00%         1.00%
   Accessor U.S. Government Money***                          0.00%      5.00%         1.00%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

                                     ******

Changes in Principal Investment Risks for the Allocation Funds

The following principal risks of investing in the Accessor Frontier Markets Fund as an Underlying Fund are added to the Detail section of each Allocation Fund:

ALLOCATION RISK. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

ASSET CLASS RISK. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

CUSTODY RISK. Certain securities in which the Fund invests may be held in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized and there may be limited or no regulatory oversight over their operations. In addition, it is often more expensive for a fund to buy, sell and hold securities in certain foreign markets as compared to the U.S.

DEPOSITARY RECEIPT RISK. Depositary Receipts are instruments that represent interests in companies trading outside the markets in which the Depositary Receipts are traded. Accordingly, while Depositary Receipts are traded on recognized exchanges, there may be other risks associated with such instruments to consider, for example, the interests underlying the Depositary Receipts may be subject to political, economic, inflationary, exchange rate, custody or other risks in markets outside those in which the Depositary Receipts are traded.

DERIVATIVES RISK. Changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

ETF AND ETN RISK. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. There are no periodic interest payments for ETNs, and principal is not protected.

As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

The market value of ETF or ETN shares may differ from their net asset value per share ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

FINANCIAL MARKET RISK. The financial markets of frontier or emerging market countries have, for the most part, substantially less volume than more developed markets, and securities of many companies are less liquid and their prices are more volatile than securities of comparable companies in more sizeable markets. There are also varying levels of government supervision and regulation of exchanges, financial institutions and issuers in various countries. In addition, the manner in which foreign investors may invest in securities in certain countries, as well as limitations on such investments, may affect the investment operations of the Fund.

FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

FOREIGN RISK, FRONTIER MARKET AND EMERGING MARKET EXPOSURE RISK. Foreign markets, particularly frontier or emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. The Fund may invest in instruments issued by companies or governments of frontier markets and emerging markets. Frontier or emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. The securities markets of frontier and emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. In addition, the financial stability of issuers (including governments) in frontier or emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. Dollar. In some countries in which the Fund may invest, the government may limit the amount of investments by foreign persons as well as the types of securities in which they can invest. They may also restrict the repatriation of and or levy taxes on the investment income, capital gains or the proceeds of sales of the Fund's securities. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. Any of these factors may cause the price of the Fund's shares to decline.

INTERNATIONAL SANCTIONS RISK. From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

MARKET RISK. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

REPATRIATION RISK. Frontier and emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier and emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involved additional costs to the Fund.

REGULATORY AND MARKET DEVELOPMENTS. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could diminish or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings.

STRUCTURED NOTE RISK. The Fund intends to invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes they hold at an acceptable price or accurately value such notes.

TAX REGULATION RISK. Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

                                     *******

Changes to Fund Expenses

In the Fund Expense Tables, the expenses for the Allocation Funds are restated to reflect revised estimated expenses as follows:

                                       Income &                    Growth &                    Aggressive
                         Income        Growth        Balanced      Income        Growth        Growth
Allocation Funds         Allocation    Allocation    Allocation    Allocation    Allocation    Allocation
---------------------------------------------------------------------------------------------------------
Management Fees          0.10%         0.10%         0.10%         0.10%         0.10%         0.10%
---------------------------------------------------------------------------------------------------------
Distribution &
Service (12b-1) Fees     None          None          None          None          None          None
---------------------------------------------------------------------------------------------------------
Other Expenses (5)       0.36%         0.18%         0.10%         0.09%         0.10%         0.14%
---------------------------------------------------------------------------------------------------------
Acquired Funds
Fees and Expenses (6)    0.88%         1.00%         1.07%         1.10%         1.16%         1.22%
---------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expense        1.34%         1.28%         1.27%         1.29%         1.36%         1.46%
---------------------------------------------------------------------------------------------------------

(5) The Funds have applied for an exemptive order from the Securities and Exchange Commission allowing the Allocation Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Allocation Funds' Other Expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds. Investors in the Funds will indirectly bear a portion of such "Other Expenses" through the Allocation Funds' investment in the Underlying Funds.

(6) Acquired Funds Fees and Expenses are based on the estimated fees and expenses for the Underlying Funds.

                                     *******

Changes to Expense Example

The Expense Example for the Advisor Class Shares of the Allocation Funds are restated to reflect revised estimated expenses as follows:

The Example shows what an investor in Advisor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of any applicable redemption fee or the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  One   Three    Five       Ten
                                                 Year   Years   Years     Years
-------------------------------------------------------------------------------
Allocation Funds (1)
-------------------------------------------------------------------------------
Income Allocation                               $ 136   $ 425   $ 734   $ 1,613
-------------------------------------------------------------------------------
Income & Growth Allocation                        130     406     702     1,545
-------------------------------------------------------------------------------
Balanced Allocation                               129     403     697     1,534
-------------------------------------------------------------------------------
Growth & Income Allocation                        131     409     708     1,556
-------------------------------------------------------------------------------
Growth Allocation                                 138     431     745     1,635
-------------------------------------------------------------------------------
Aggressive Growth Allocation                      149     462     797     1,746
-------------------------------------------------------------------------------

(1) The Expense Example for the Allocation Funds reflects the aggregate of the direct and indirect costs of investing in the Allocation Funds - that is, it includes the costs associated with investing in the Underlying Funds.

                                     *******

Appendix B is added in its entirety as follows:

                                   Appendix B

Accessor Frontier Markets Fund Details

INVESTMENT OBJECTIVE The Accessor Frontier Markets Fund (the "Fund") seeks capital growth. The Fund's investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES The Fund will seek to achieve its objective by investing at least 80% of its assets in securities with exposure to the returns of Frontier Markets. This investment policy and name of the Fund with respect to Frontier Markets may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The term "Frontier Markets" is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. For the purposes of the Fund, "Frontier Markets" will include countries identified in the Morgan Stanley Capital International(SM) ("MSCI") Frontier Emerging Markets Index.

The primary benchmark for the Fund will be the MSCI Frontier Markets Index (the "Benchmark"). Please see the Attachment for additional information on the Benchmark.

Forward Management LLC ("Forward Management" or the "Manager") employs an index-like approach to constructing the Fund's portfolio. Forward Management seeks exposure to Frontier Markets by attempting to approximate the country and industry allocations of the Benchmark and will primarily invest directly or indirectly in index vehicles such as structured notes, exchange traded funds ("ETFs"), exchange traded notes ("ETNs") and securities of companies in Frontier Market countries. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies ("Underlying Funds"). Where exposure to Frontier Markets is not feasible, Forward Management will invest in securities with exposure to emerging markets.

Due to potential difficulties regarding accessibility in some markets, the Fund's actual holdings may deviate from the Benchmark. Forward Management will seek to minimize deviations whenever possible. When determining investment decisions, Forward Management will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, Forward Management will attempt to maximize the Fund's overall exposure to Frontier Markets and lastly will seek exposure to emerging markets.

The Fund at all times will be required to have exposure of 25% or more of its total assets in securities of issuers in the bank industry. See "PRINCIPAL INVESTMENT RISKS - BANK INDUSTRY CONCENTRATION RISK" for a discussion of the risks associated with investing in the bank industry.

PRINCIPAL INVESTMENT RISKS Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's common shares and the possibility of significant losses. A direct investment in the Fund and an indirect investment in an Underlying Fund involves a substantial degree of risk. Therefore, you should consider the following risks of the Fund and the Underlying Funds before making an investment in the Fund.

ALLOCATION RISK. The Fund or an Underlying Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

ASSET CLASS RISK. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

BANK INDUSTRY CONCENTRATION RISK. Investment opportunities in many frontier market countries may be concentrated in the bank industry. Based on the Fund's investment restriction regarding concentration, the Fund at all times will be required to invest 25% or more of its total asset in securities of issuers in the bank industry. As a result, the Fund will have a high concentration of investments in the bank industry.

COUNTERPARTY CREDIT RISK. Structured notes are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund or an Underlying Fund, this default will cause the value of your investment in the Fund, or the Fund's investment in an Underlying Fund, to decrease.

CUSTODY RISK. Certain securities in which either the Fund or an Underlying Fund invests may be held in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized and there may be limited or no regulatory oversight over their operations. In addition, it is often more expensive for a fund to buy, sell and hold securities in certain foreign markets as compared to the U.S.

DEPOSITARY RECEIPT RISK. Depositary Receipts are instruments that represent interests in companies trading outside the markets in which the Depositary Receipts are traded. Accordingly, while Depositary Receipts are traded on recognized exchanges, there may be other risks associated with such instruments to consider, for example, the interests underlying the Depositary Receipts may be subject to political, economic, inflationary, exchange rate, custody or other risks in markets outside those in which the Depositary Receipts are traded.

DERIVATIVES RISK. Changes in the market value of securities held by the Fund or an Underlying Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund or an Underlying Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

ETF AND ETN RISK. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

The market value of ETF or ETN shares may differ from their net asset value per share ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

FINANCIAL MARKET RISK. The financial markets of frontier or emerging market countries have, for the most part, substantially less volume than more developed markets, and securities of many companies are less liquid and their prices are more volatile than securities of comparable companies in more sizeable markets. There are also varying levels of government supervision and regulation of exchanges, financial institutions and issuers in various countries. In addition, the manner in which foreign investors may invest in securities in certain countries, as well as limitations on such investments, may affect the investment operations of the Fund or an Underlying Fund.

FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's or an Underlying Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

FOREIGN RISK, FRONTIER MARKET AND EMERGING MARKET EXPOSURE RISK. Foreign markets, particularly frontier or emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. The Fund may invest in instruments issued by companies or governments of frontier markets and emerging markets. Frontier or emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. The securities markets of frontier and emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. In addition, the financial stability of issuers (including governments) in frontier or emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. Dollar. In some countries in which the Fund may invest, the government may limit the amount of investments by foreign persons as well as the types of securities in which they can invest. They may also restrict the repatriation of and or levy taxes on the investment income, capital gains or the proceeds of sales of the Fund's securities. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. Any of these factors may cause the price of the Fund's shares to decline.

GOVERNMENT SPONSORED ENTERPRISES (GSES) RISK. Certain GSEs (such as Freddie Mac, Fannie Mae and Federal Home Loan Bank (FHLB)) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSEs are subject to credit risk.

INTERNATIONAL SANCTIONS RISK. From time to time, certain of the companies in which the Fund or an Underlying Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund or an Underlying Fund will be indirectly subject to those risks.

INVESTMENTS IN OTHER INVESTMENT COMPANIES RISK. The Fund may invest in shares of other investment companies. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

ISSUER RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

LIQUIDITY RISK. The securities purchased by the Fund or an Underlying Fund may trade infrequently and be quite volatile. This means that they may be harder to purchase or sell at a fair price. In addition, the Fund or an Underlying Fund may engage in over-the-counter ("OTC") transactions involving securities or derivatives that may have limited product lines, markets or financial resources. Many OTC stocks and derivatives trade less frequently and in smaller volume than stocks on a recognized exchange. The inability to purchase or sell these securities at a fair price could have a negative impact on the performance of the Fund or an Underlying Fund.

The Fund may invest up to 15% of its net assets in illiquid securities.

MANAGEMENT RISK. The strategy that the Manager uses may fail to produce the intended result or the Manager's judgment about the attractiveness of a particular market or security may prove to be incorrect.

MARKET RISK. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund's or an Underlying Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund or an Underlying Fund.

REPATRIATION RISK. Frontier and emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The country could impose temporary restrictions on foreign capital remittances. The Fund or an Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund or an Underlying Fund of any restrictions on investments. Investing in local markets in frontier and emerging market countries may require the Fund or an Underlying Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involved additional costs to the Fund or an Underlying Fund.

REGULATORY AND MARKET DEVELOPMENTS. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund or an Underlying Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and the Underlying Funds themselves are regulated. Such legislation or regulation could diminish or preclude the Fund's or an Underlying Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's or an Underlying Fund's portfolio holdings.

SMALL TO MID COMPANY RISK. The smaller and medium capitalization companies that the Fund or an Underlying Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

STRUCTURED NOTE RISK. The Fund and the Underlying Funds intend to invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund and the Underlying Funds invest in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund and the Underlying Funds to sell the structured notes they hold at an acceptable price or accurately value such notes.

TAX REGULATION RISK. Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

NON-DIVERSIFIED RISK. Because the Fund is classified as a non-diversified fund, it is able to invest its assets in a more limited number of issuers than a diversified fund. As a result, the decline in the market value of a particular fund or other security held by the Fund may directly affect the Fund's NAV more than if the Fund were operated as a diversified fund.

NO OPERATING HISTORY RISK. The Fund is a newly organized, non-diversified, open-end management investment company with no operating history and is designed for long-term investors and not as a trading vehicle.

                                 ACCESSOR FUNDS

                       SUPPLEMENT DATED DECEMBER 29, 2008
                                     TO THE
         INVESTOR CLASS SHARES & STRATEGIC ALTERNATIVES FUND PROSPECTUS
                             DATED SEPTEMBER 1, 2008

This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meaning set forth in the prospectus.

--------------------------------------------------------------------------------

                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

--------------------------------------------------------------------------------

Changes to the Allocation Funds

The investment adviser to Forward Funds, Forward Management, LLC, has added the Accessor Frontier Markets Fund to the investment options of the Allocation Funds and has made changes to the asset allocation ranges of the Allocation Funds.

The third paragraph on page 3 of the Prospectus is restated in its entirety, as follows:

Each of the Accessor Allocation Funds is a "fund of funds" and shares the same investment approach. Each Allocation Fund seeks to maintain a mix of asset classes within an established range, and each invests in a combination of the Advisor Class Shares of the Underlying Funds and the Accessor Frontier Markets Fund, which represent specific market segments. The Allocation Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Allocation Fund pursues a different investment goal by investing in different combinations of Underlying Funds, which include the Underlying Funds described in this Prospectus and the Accessor Frontier Markets Fund, which is offered through a separate prospectus. (See Appendix B for a more complete description of the Accessor Frontier Markets Fund.) You may choose to invest in any of the Allocation Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Allocation Fund's performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Allocation Funds seek to offer additional diversification through a single investment.

                                     ******

In the Details section for each Allocation Fund on pages 26, 28, 31, 34, 37 and 40 of the Prospectus, the Principal Investment Strategy & Goal and the new ranges for each Allocation Fund are restated in their entirety as follows.

INCOME ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Fixed-Income Funds and the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Equity Funds and the Underlying Alternatives Funds. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a conservative asset allocation strategy and is designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                       0.00%     10.00%         0.00%
   Accessor Growth                                            0.00%      5.00%         0.00%
   Accessor Value                                             0.00%      5.00%         0.00%
   Accessor Small to Mid Cap                                  0.00%      5.00%         0.00%
   Accessor International Equity                              0.00%      5.00%         0.00%

Underlying Alternatives Funds                                 0.00%     25.00%         0.00%
   Accessor Strategic Alternatives                            0.00%     15.00%         0.00%
   Accessor Frontier Markets*                                 0.00%     10.00%         0.00%

Underlying Fixed-Income Funds                                50.00%     95.00%        90.00%
   Accessor High Yield Bond                                  10.00%     40.00%        20.00%
   Accessor Intermediate Fixed-Income                        10.00%     50.00%        30.00%
   Accessor Short-Intermediate Fixed Income                  10.00%     50.00%        15.00%
   Accessor Mortgage Securities                              10.00%     50.00%        25.00%

Underlying Money Market Fund/Cash**                           5.00%     40.00%        10.00%
   Accessor U.S. Government Money***                          5.00%     40.00%        10.00%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

INCOME & GROWTH ALLOCATION FUND DETAILS

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a somewhat conservative asset allocation strategy and is designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      15.00%     40.00%        25.50%
   Accessor Growth                                            0.00%     20.00%         7.13%
   Accessor Value                                             0.00%     20.00%         7.13%
   Accessor Small to Mid Cap                                  0.00%     10.00%         3.64%
   Accessor International Equity                              0.00%     15.00%         7.59%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%        12.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         3.00%

Underlying Fixed-Income Funds                                25.00%     80.00%        53.55%
   Accessor High Yield Bond                                   5.00%     30.00%        11.90%
   Accessor Intermediate Fixed-Income                         5.00%     40.00%        17.85%
   Accessor Short-Intermediate Fixed Income                   5.00%     40.00%         8.93%
   Accessor Mortgage Securities                               5.00%     40.00%        14.88%

Underlying Money Market Fund/Cash**                           0.00%     35.00%         5.95%
   Accessor U.S. Government Money***                          0.00%     35.00%         5.95%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

BALANCED ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Equity Underlying Funds and at least 25% in Fixed-Income Underlying Funds. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      25.00%     60.00%        42.50%
   Accessor Growth                                            5.00%     25.00%        11.89%
   Accessor Value                                             5.00%     25.00%        11.89%
   Accessor Small to Mid Cap                                  0.00%     15.00%         6.07%
   Accessor International Equity                              0.00%     20.00%        12.65%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     20.00%        11.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         4.00%

Underlying Fixed-Income Funds                                25.00%     60.00%        38.25%
   Accessor High Yield Bond                                   0.00%     25.00%         8.50%
   Accessor Intermediate Fixed-Income                         0.00%     15.00%        12.75%
   Accessor Short-Intermediate Fixed Income                   0.00%     15.00%         6.37%
   Accessor Mortgage Securities                               0.00%     15.00%        10.63%

Underlying Money Market Fund/Cash**                           0.00%     25.00%         4.25%
   Accessor U.S. Government Money***                          0.00%     25.00%         4.25%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

GROWTH & INCOME ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      35.00%     70.00%        51.00%
   Accessor Growth                                            5.00%     30.00%        14.27%
   Accessor Value                                             5.00%     30.00%        14.27%
   Accessor Small to Mid Cap                                  0.00%     20.00%         7.29%
   Accessor International Equity                              0.00%     25.00%        15.18%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%        10.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         5.00%

Underlying Fixed-Income Funds                                10.00%     50.00%        30.60%
   Accessor High Yield Bond                                   0.00%     20.00%         6.80%
   Accessor Intermediate Fixed-Income                         0.00%     25.00%        10.20%
   Accessor Short-Intermediate Fixed Income                   0.00%     25.00%         5.10%
   Accessor Mortgage Securities                               0.00%     25.00%         8.50%

Underlying Money Market Fund/Cash**                           0.00%     20.00%         3.40%
   Accessor U.S. Government Money***                          0.00%     20.00%         3.40%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

GROWTH ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses an aggressive asset allocation strategy and is designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      50.00%     85.00%        68.00%
   Accessor Growth                                           10.00%     40.00%        19.02%
   Accessor Value                                            10.00%     40.00%        19.02%
   Accessor Small to Mid Cap                                  0.00%     25.00%         9.71%
   Accessor International Equity                              0.50%     35.00%        20.24%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%         9.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         6.00%

Underlying Fixed-Income Funds                                 0.00%     30.00%        15.30%
   Accessor High Yield Bond                                   0.00%     15.00%         3.40%
   Accessor Intermediate Fixed-Income                         0.00%     15.00%         5.10%
   Accessor Short-Intermediate Fixed Income                   0.00%     15.00%         2.55%
   Accessor Mortgage Securities                               0.00%     15.00%         4.25%

Underlying Money Market Fund/Cash**                           0.00%     15.00%         1.70%
   Accessor U.S. Government Money***                          0.00%     15.00%         1.70%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

AGGRESSIVE GROWTH ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund and may invest in a limited amount of the Underlying Fixed-Income Funds. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets
Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a very aggressive asset allocation strategy and is designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      70.00%    100.00%        84.00%
   Accessor Growth                                           10.00%     40.00%        23.50%
   Accessor Value                                            10.00%     40.00%        23.50%
   Accessor Small to Mid Cap                                 10.00%     25.00%        12.00%
   Accessor International Equity                              5.00%     40.00%        25.00%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%         8.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         7.00%

Underlying Fixed-Income Funds                                 0.00%     15.00%         0.00%
   Accessor High Yield Bond                                   0.00%     10.00%         0.00%
   Accessor Intermediate Fixed-Income                         0.00%      5.00%         0.00%
   Accessor Short-Intermediate Fixed Income                   0.00%      5.00%         0.00%
   Accessor Mortgage Securities                               0.00%      5.00%         0.00%

Underlying Money Market Fund/Cash**                           0.00%      5.00%         1.00%
   Accessor U.S. Government Money***                          0.00%      5.00%         1.00%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

                                     ******

Changes in Principal Investment Risks for the Allocation Funds

The following principal risks of investing in the Accessor Frontier Markets Fund as an Underlying Fund are added to the Detail section of each Allocation Fund:

ALLOCATION RISK. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

ASSET CLASS RISK. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

CUSTODY RISK. Certain securities in which the Fund invests may be held in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized and there may be limited or no regulatory oversight over their operations. In addition, it is often more expensive for a fund to buy, sell and hold securities in certain foreign markets as compared to the U.S.

DEPOSITARY RECEIPT RISK. Depositary Receipts are instruments that represent interests in companies trading outside the markets in which the Depositary Receipts are traded. Accordingly, while Depositary Receipts are traded on recognized exchanges, there may be other risks associated with such instruments to consider, for example, the interests underlying the Depositary Receipts may be subject to political, economic, inflationary, exchange rate, custody or other risks in markets outside those in which the Depositary Receipts are traded.

DERIVATIVES RISK. Changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

ETF AND ETN RISK. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. There are no periodic interest payments for ETNs, and principal is not protected.

As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

The market value of ETF or ETN shares may differ from their net asset value per share ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

FINANCIAL MARKET RISK. The financial markets of frontier or emerging market countries have, for the most part, substantially less volume than more developed markets, and securities of many companies are less liquid and their prices are more volatile than securities of comparable companies in more sizeable markets. There are also varying levels of government supervision and regulation of exchanges, financial institutions and issuers in various countries. In addition, the manner in which foreign investors may invest in securities in certain countries, as well as limitations on such investments, may affect the investment operations of the Fund.

FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

FOREIGN RISK, FRONTIER MARKET AND EMERGING MARKET EXPOSURE RISK. Foreign markets, particularly frontier or emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. The Fund may invest in instruments issued by companies or governments of frontier markets and emerging markets. Frontier or emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. The securities markets of frontier and emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. In addition, the financial stability of issuers (including governments) in frontier or emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. Dollar. In some countries in which the Fund may invest, the government may limit the amount of investments by foreign persons as well as the types of securities in which they can invest. They may also restrict the repatriation of and or levy taxes on the investment income, capital gains or the proceeds of sales of the Fund's securities. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. Any of these factors may cause the price of the Fund's shares to decline.

INTERNATIONAL SANCTIONS RISK. From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

MARKET RISK. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

REPATRIATION RISK. Frontier and emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier and emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involved additional costs to the Fund.

REGULATORY AND MARKET DEVELOPMENTS. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could diminish or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings.

STRUCTURED NOTE RISK. The Fund intends to invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes they hold at an acceptable price or accurately value such notes.

TAX REGULATION RISK. Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

                                     *******

Changes to Fund Expenses

In the Fund Expense Tables, the expenses for the Allocation Funds are restated to reflect revised estimated expenses as follows:

                                       Income &                    Growth &                    Aggressive
                         Income        Growth        Balanced      Income        Growth        Growth
Allocation Funds         Allocation    Allocation    Allocation    Allocation    Allocation    Allocation
---------------------------------------------------------------------------------------------------------
Management Fees          0.10%         0.10%         0.10%         0.10%         0.10%         0.10%
---------------------------------------------------------------------------------------------------------
Distribution &
Service (12b-1) Fees     0.25%         0.25%         0.25%         0.25%         0.25%         0.25%
---------------------------------------------------------------------------------------------------------
Other Expenses (5)       0.60%         0.43%         0.35%         0.34%         0.35%         0.39%
---------------------------------------------------------------------------------------------------------
Acquired Funds
Fees and Expenses (6)    0.88%         1.00%         1.07%         1.10%         1.16%         1.22%
---------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expense        1.83%         1.78%         1.77%         1.79%         1.86%         1.96%
---------------------------------------------------------------------------------------------------------

(5) The Funds have applied for an exemptive order from the Securities and Exchange Commission allowing the Allocation Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Allocation Funds' Other Expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds. Investors in the Funds will indirectly bear a portion of such "Other Expenses" through the Allocation Funds' investment in the Underlying Funds.

(6) Acquired Funds Fees and Expenses are based on the estimated fees and expenses for the Underlying Funds.

                                     *******

Changes to Expense Example

The Expense Example for the Investor Class Shares of the Allocation Funds are restated to reflect revised estimated expenses as follows:

The Example shows what an investor in Investor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of any applicable redemption fee or the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                One   Three      Five       Ten
                                               Year   Years     Years     Years
-------------------------------------------------------------------------------
Allocation Funds (1)
-------------------------------------------------------------------------------
Income Allocation                             $ 186   $ 576   $   990   $ 2,148
-------------------------------------------------------------------------------
Income & Growth Allocation                      181     560       964     2,095
-------------------------------------------------------------------------------
Balanced Allocation                             180     557       959     2,084
-------------------------------------------------------------------------------
Growth & Income Allocation                      182     563       970     2,105
-------------------------------------------------------------------------------
Growth Allocation                               189     585     1,006     2,180
-------------------------------------------------------------------------------
Aggressive Growth Allocation                    199     615     1,057     2,285
-------------------------------------------------------------------------------

(1) The Expense Example for the Allocation Funds reflects the aggregate of the direct and indirect costs of investing in the Allocation Funds - that is, it includes the costs associated with investing in the Underlying Funds.

                                     *******

Appendix B is added in its entirety as follows:

                                   Appendix B

Accessor Frontier Markets Fund Details

INVESTMENT OBJECTIVE The Accessor Frontier Markets Fund (the "Fund") seeks capital growth. The Fund's investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES The Fund will seek to achieve its objective by investing at least 80% of its assets in securities with exposure to the returns of Frontier Markets. This investment policy and name of the Fund with respect to Frontier Markets may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The term "Frontier Markets" is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. For the purposes of the Fund, "Frontier Markets" will include countries identified in the Morgan Stanley Capital International(SM) ("MSCI") Frontier Emerging Markets Index.

The primary benchmark for the Fund will be the MSCI Frontier Markets Index (the "Benchmark"). Please see the Attachment for additional information on the Benchmark.

Forward Management LLC ("Forward Management" or the "Manager") employs an index-like approach to constructing the Fund's portfolio. Forward Management seeks exposure to Frontier Markets by attempting to approximate the country and industry allocations of the Benchmark and will primarily invest directly or indirectly in index vehicles such as structured notes, exchange traded funds ("ETFs"), exchange traded notes ("ETNs") and securities of companies in Frontier Market countries. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies ("Underlying Funds"). Where exposure to Frontier Markets is not feasible, Forward Management will invest in securities with exposure to emerging markets.

Due to potential difficulties regarding accessibility in some markets, the Fund's actual holdings may deviate from the Benchmark. Forward Management will seek to minimize deviations whenever possible. When determining investment decisions, Forward Management will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, Forward Management will attempt to maximize the Fund's overall exposure to Frontier Markets and lastly will seek exposure to emerging markets.

The Fund at all times will be required to have exposure of 25% or more of its total assets in securities of issuers in the bank industry. See "PRINCIPAL INVESTMENT RISKS - BANK INDUSTRY CONCENTRATION RISK" for a discussion of the risks associated with investing in the bank industry.

PRINCIPAL INVESTMENT RISKS Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's common shares and the possibility of significant losses. A direct investment in the Fund and an indirect investment in an Underlying Fund involves a substantial degree of risk. Therefore, you should consider the following risks of the Fund and the Underlying Funds before making an investment in the Fund.

ALLOCATION RISK. The Fund or an Underlying Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

ASSET CLASS RISK. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

BANK INDUSTRY CONCENTRATION RISK. Investment opportunities in many frontier market countries may be concentrated in the bank industry. Based on the Fund's investment restriction regarding concentration, the Fund at all times will be required to invest 25% or more of its total asset in securities of issuers in the bank industry. As a result, the Fund will have a high concentration of investments in the bank industry.

COUNTERPARTY CREDIT RISK. Structured notes are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund or an Underlying Fund, this default will cause the value of your investment in the Fund, or the Fund's investment in an Underlying Fund, to decrease.

CUSTODY RISK. Certain securities in which either the Fund or an Underlying Fund invests may be held in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized and there may be limited or no regulatory oversight over their operations. In addition, it is often more expensive for a fund to buy, sell and hold securities in certain foreign markets as compared to the U.S.

DEPOSITARY RECEIPT RISK. Depositary Receipts are instruments that represent interests in companies trading outside the markets in which the Depositary Receipts are traded. Accordingly, while Depositary Receipts are traded on recognized exchanges, there may be other risks associated with such instruments to consider, for example, the interests underlying the Depositary Receipts may be subject to political, economic, inflationary, exchange rate, custody or other risks in markets outside those in which the Depositary Receipts are traded.

DERIVATIVES RISK. Changes in the market value of securities held by the Fund or an Underlying Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund or an Underlying Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

ETF AND ETN RISK. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

The market value of ETF or ETN shares may differ from their net asset value per share ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

FINANCIAL MARKET RISK. The financial markets of frontier or emerging market countries have, for the most part, substantially less volume than more developed markets, and securities of many companies are less liquid and their prices are more volatile than securities of comparable companies in more sizeable markets. There are also varying levels of government supervision and regulation of exchanges, financial institutions and issuers in various countries. In addition, the manner in which foreign investors may invest in securities in certain countries, as well as limitations on such investments, may affect the investment operations of the Fund or an Underlying Fund.

FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's or an Underlying Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

FOREIGN RISK, FRONTIER MARKET AND EMERGING MARKET EXPOSURE RISK. Foreign markets, particularly frontier or emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. The Fund may invest in instruments issued by companies or governments of frontier markets and emerging markets. Frontier or emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. The securities markets of frontier and emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. In addition, the financial stability of issuers (including governments) in frontier or emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. Dollar. In some countries in which the Fund may invest, the government may limit the amount of investments by foreign persons as well as the types of securities in which they can invest. They may also restrict the repatriation of and or levy taxes on the investment income, capital gains or the proceeds of sales of the Fund's securities. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. Any of these factors may cause the price of the Fund's shares to decline.

GOVERNMENT SPONSORED ENTERPRISES (GSES) RISK. Certain GSEs (such as Freddie Mac, Fannie Mae and Federal Home Loan Bank (FHLB)) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSEs are subject to credit risk.

INTERNATIONAL SANCTIONS RISK. From time to time, certain of the companies in which the Fund or an Underlying Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund or an Underlying Fund will be indirectly subject to those risks.

INVESTMENTS IN OTHER INVESTMENT COMPANIES RISK. The Fund may invest in shares of other investment companies. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

ISSUER RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

LIQUIDITY RISK. The securities purchased by the Fund or an Underlying Fund may trade infrequently and be quite volatile. This means that they may be harder to purchase or sell at a fair price. In addition, the Fund or an Underlying Fund may engage in over-the-counter ("OTC") transactions involving securities or derivatives that may have limited product lines, markets or financial resources. Many OTC stocks and derivatives trade less frequently and in smaller volume than stocks on a recognized exchange. The inability to purchase or sell these securities at a fair price could have a negative impact on the performance of the Fund or an Underlying Fund.

The Fund may invest up to 15% of its net assets in illiquid securities.

MANAGEMENT RISK. The strategy that the Manager uses may fail to produce the intended result or the Manager's judgment about the attractiveness of a particular market or security may prove to be incorrect.

MARKET RISK. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund's or an Underlying Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund or an Underlying Fund.

REPATRIATION RISK. Frontier and emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The country could impose temporary restrictions on foreign capital remittances. The Fund or an Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund or an Underlying Fund of any restrictions on investments. Investing in local markets in frontier and emerging market countries may require the Fund or an Underlying Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involved additional costs to the Fund or an Underlying Fund.

REGULATORY AND MARKET DEVELOPMENTS. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund or an Underlying Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and the Underlying Funds themselves are regulated. Such legislation or regulation could diminish or preclude the Fund's or an Underlying Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's or an Underlying Fund's portfolio holdings.

SMALL TO MID COMPANY RISK. The smaller and medium capitalization companies that the Fund or an Underlying Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

STRUCTURED NOTE RISK. The Fund and the Underlying Funds intend to invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund and the Underlying Funds invest in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund and the Underlying Funds to sell the structured notes they hold at an acceptable price or accurately value such notes.

TAX REGULATION RISK. Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

NON-DIVERSIFIED RISK. Because the Fund is classified as a non-diversified fund, it is able to invest its assets in a more limited number of issuers than a diversified fund. As a result, the decline in the market value of a particular fund or other security held by the Fund may directly affect the Fund's NAV more than if the Fund were operated as a diversified fund.

NO OPERATING HISTORY RISK. The Fund is a newly organized, non-diversified, open-end management investment company with no operating history and is designed for long-term investors and not as a trading vehicle.

                                 ACCESSOR FUNDS

                       SUPPLEMENT DATED DECEMBER 29, 2008
                                     TO THE
            A&C CLASS SHARES & STRATEGIC ALTERNATIVES FUND PROSPECTUS
                             DATED SEPTEMBER 1, 2008

This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meaning set forth in the prospectus.

--------------------------------------------------------------------------------

                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

--------------------------------------------------------------------------------

Changes to the Allocation Funds

The investment adviser to Forward Funds, Forward Management, LLC, has added the Accessor Frontier Markets Fund to the investment options of the Allocation Funds and has made changes to the asset allocation ranges of the Allocation Funds.

The third paragraph on page 3 of the Prospectus is restated in its entirety, as follows:

Each of the Accessor Allocation Funds is a "fund of funds" and shares the same investment approach. Each Allocation Fund seeks to maintain a mix of asset classes within an established range, and each invests in a combination of the Advisor Class Shares of the Underlying Funds and the Accessor Frontier Markets Fund, which represent specific market segments. The Allocation Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Allocation Fund pursues a different investment goal by investing in different combinations of Underlying Funds, which include the Underlying Funds described in this Prospectus and the Accessor Frontier Markets Fund, which is offered through a separate prospectus. (See Appendix B for a more complete description of the Accessor Frontier Markets Fund.) You may choose to invest in any of the Allocation Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Allocation Fund's performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Allocation Funds seek to offer additional diversification through a single investment.

                                     ******

In the Details section for each Allocation Fund on pages 26, 28, 31, 34, 37 and 40 of the Prospectus, the Principal Investment Strategy & Goal and the new ranges for each Allocation Fund are restated in their entirety as follows.

INCOME ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Fixed-Income Funds and the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Equity Funds and the Underlying Alternatives Funds. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a conservative asset allocation strategy and is designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                       0.00%     10.00%         0.00%
   Accessor Growth                                            0.00%      5.00%         0.00%
   Accessor Value                                             0.00%      5.00%         0.00%
   Accessor Small to Mid Cap                                  0.00%      5.00%         0.00%
   Accessor International Equity                              0.00%      5.00%         0.00%

Underlying Alternatives Funds                                 0.00%     25.00%         0.00%
   Accessor Strategic Alternatives                            0.00%     15.00%         0.00%
   Accessor Frontier Markets*                                 0.00%     10.00%         0.00%

Underlying Fixed-Income Funds                                50.00%     95.00%        90.00%
   Accessor High Yield Bond                                  10.00%     40.00%        20.00%
   Accessor Intermediate Fixed-Income                        10.00%     50.00%        30.00%
   Accessor Short-Intermediate Fixed Income                  10.00%     50.00%        15.00%
   Accessor Mortgage Securities                              10.00%     50.00%        25.00%

Underlying Money Market Fund/Cash**                           5.00%     40.00%        10.00%
   Accessor U.S. Government Money***                          5.00%     40.00%        10.00%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

INCOME & GROWTH ALLOCATION FUND DETAILS

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a somewhat conservative asset allocation strategy and is designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      15.00%     40.00%        25.50%
   Accessor Growth                                            0.00%     20.00%         7.13%
   Accessor Value                                             0.00%     20.00%         7.13%
   Accessor Small to Mid Cap                                  0.00%     10.00%         3.64%
   Accessor International Equity                              0.00%     15.00%         7.59%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%        12.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         3.00%

Underlying Fixed-Income Funds                                25.00%     80.00%        53.55%
   Accessor High Yield Bond                                   5.00%     30.00%        11.90%
   Accessor Intermediate Fixed-Income                         5.00%     40.00%        17.85%
   Accessor Short-Intermediate Fixed Income                   5.00%     40.00%         8.93%
   Accessor Mortgage Securities                               5.00%     40.00%        14.88%

Underlying Money Market Fund/Cash**                           0.00%     35.00%         5.95%
   Accessor U.S. Government Money***                          0.00%     35.00%         5.95%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

BALANCED ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Equity Underlying Funds and at least 25% in Fixed-Income Underlying Funds. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      25.00%     60.00%        42.50%
   Accessor Growth                                            5.00%     25.00%        11.89%
   Accessor Value                                             5.00%     25.00%        11.89%
   Accessor Small to Mid Cap                                  0.00%     15.00%         6.07%
   Accessor International Equity                              0.00%     20.00%        12.65%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     20.00%        11.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         4.00%

Underlying Fixed-Income Funds                                25.00%     60.00%        38.25%
   Accessor High Yield Bond                                   0.00%     25.00%         8.50%
   Accessor Intermediate Fixed-Income                         0.00%     15.00%        12.75%
   Accessor Short-Intermediate Fixed Income                   0.00%     15.00%         6.37%
   Accessor Mortgage Securities                               0.00%     15.00%        10.63%

Underlying Money Market Fund/Cash**                           0.00%     25.00%         4.25%
   Accessor U.S. Government Money***                          0.00%     25.00%         4.25%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

GROWTH & INCOME ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      35.00%     70.00%        51.00%
   Accessor Growth                                            5.00%     30.00%        14.27%
   Accessor Value                                             5.00%     30.00%        14.27%
   Accessor Small to Mid Cap                                  0.00%     20.00%         7.29%
   Accessor International Equity                              0.00%     25.00%        15.18%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%        10.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         5.00%

Underlying Fixed-Income Funds                                10.00%     50.00%        30.60%
   Accessor High Yield Bond                                   0.00%     20.00%         6.80%
   Accessor Intermediate Fixed-Income                         0.00%     25.00%        10.20%
   Accessor Short-Intermediate Fixed Income                   0.00%     25.00%         5.10%
   Accessor Mortgage Securities                               0.00%     25.00%         8.50%

Underlying Money Market Fund/Cash**                           0.00%     20.00%         3.40%
   Accessor U.S. Government Money***                          0.00%     20.00%         3.40%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

GROWTH ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses an aggressive asset allocation strategy and is designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      50.00%     85.00%        68.00%
   Accessor Growth                                           10.00%     40.00%        19.02%
   Accessor Value                                            10.00%     40.00%        19.02%
   Accessor Small to Mid Cap                                  0.00%     25.00%         9.71%
   Accessor International Equity                              0.50%     35.00%        20.24%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%         9.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         6.00%

Underlying Fixed-Income Funds                                 0.00%     30.00%        15.30%
   Accessor High Yield Bond                                   0.00%     15.00%         3.40%
   Accessor Intermediate Fixed-Income                         0.00%     15.00%         5.10%
   Accessor Short-Intermediate Fixed Income                   0.00%     15.00%         2.55%
   Accessor Mortgage Securities                               0.00%     15.00%         4.25%

Underlying Money Market Fund/Cash**                           0.00%     15.00%         1.70%
   Accessor U.S. Government Money***                          0.00%     15.00%         1.70%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

AGGRESSIVE GROWTH ALLOCATION FUND

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Alternatives Funds and the Underlying Money Market Fund and may invest in a limited amount of the Underlying Fixed-Income Funds. For information about securities in which the Underlying Funds may invest, please see the "Principal Investment Strategy & Goal" section of each Underlying Fund and Exhibit B (Accessor Frontier Markets
Fund) in this Prospectus. The target allocation among asset classes as of December 30, 2008 is set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated among asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a very aggressive asset allocation strategy and is designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

                                                            Asset Allocation
                                                           ------------------
                                                                  Range
                                                           ------------------
                                                                                   Target
Funds+                                                     Minimum    Maximum    Allocation
-------------------------------------------------------------------------------------------
Underlying Equity Funds                                      70.00%    100.00%        84.00%
   Accessor Growth                                           10.00%     40.00%        23.50%
   Accessor Value                                            10.00%     40.00%        23.50%
   Accessor Small to Mid Cap                                 10.00%     25.00%        12.00%
   Accessor International Equity                              5.00%     40.00%        25.00%

Underlying Alternatives Funds                                 0.00%     25.00%        15.00%
   Accessor Strategic Alternatives                            0.00%     15.00%         8.00%
   Accessor Frontier Markets*                                 0.00%     15.00%         7.00%

Underlying Fixed-Income Funds                                 0.00%     15.00%         0.00%
   Accessor High Yield Bond                                   0.00%     10.00%         0.00%
   Accessor Intermediate Fixed-Income                         0.00%      5.00%         0.00%
   Accessor Short-Intermediate Fixed Income                   0.00%      5.00%         0.00%
   Accessor Mortgage Securities                               0.00%      5.00%         0.00%

Underlying Money Market Fund/Cash**                           0.00%      5.00%         1.00%
   Accessor U.S. Government Money***                          0.00%      5.00%         1.00%

+ The Fund invests in Advisor Class Shares of the Underlying Funds.

* The Accessor Frontier Markets Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

                                     ******

Changes in Principal Investment Risks for the Allocation Funds

The following principal risks of investing in the Accessor Frontier Markets Fund as an Underlying Fund are added to the Detail section of each Allocation Fund:

ALLOCATION RISK. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

ASSET CLASS RISK. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

CUSTODY RISK. Certain securities in which the Fund invests may be held in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized and there may be limited or no regulatory oversight over their operations. In addition, it is often more expensive for a fund to buy, sell and hold securities in certain foreign markets as compared to the U.S.

DEPOSITARY RECEIPT RISK. Depositary Receipts are instruments that represent interests in companies trading outside the markets in which the Depositary Receipts are traded. Accordingly, while Depositary Receipts are traded on recognized exchanges, there may be other risks associated with such instruments to consider, for example, the interests underlying the Depositary Receipts may be subject to political, economic, inflationary, exchange rate, custody or other risks in markets outside those in which the Depositary Receipts are traded.

DERIVATIVES RISK. Changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

ETF AND ETN RISK. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. There are no periodic interest payments for ETNs, and principal is not protected.

As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

The market value of ETF or ETN shares may differ from their net asset value per share ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

FINANCIAL MARKET RISK. The financial markets of frontier or emerging market countries have, for the most part, substantially less volume than more developed markets, and securities of many companies are less liquid and their prices are more volatile than securities of comparable companies in more sizeable markets. There are also varying levels of government supervision and regulation of exchanges, financial institutions and issuers in various countries. In addition, the manner in which foreign investors may invest in securities in certain countries, as well as limitations on such investments, may affect the investment operations of the Fund.

FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

FOREIGN RISK, FRONTIER MARKET AND EMERGING MARKET EXPOSURE RISK. Foreign markets, particularly frontier or emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. The Fund may invest in instruments issued by companies or governments of frontier markets and emerging markets. Frontier or emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. The securities markets of frontier and emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. In addition, the financial stability of issuers (including governments) in frontier or emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. Dollar. In some countries in which the Fund may invest, the government may limit the amount of investments by foreign persons as well as the types of securities in which they can invest. They may also restrict the repatriation of and or levy taxes on the investment income, capital gains or the proceeds of sales of the Fund's securities. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. Any of these factors may cause the price of the Fund's shares to decline.

INTERNATIONAL SANCTIONS RISK. From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

MARKET RISK. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

REPATRIATION RISK. Frontier and emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier and emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involved additional costs to the Fund.

REGULATORY AND MARKET DEVELOPMENTS. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could diminish or preclude the Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings.

STRUCTURED NOTE RISK. The Fund intends to invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes they hold at an acceptable price or accurately value such notes.

TAX REGULATION RISK. Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

                                     *******

Changes to Fund Expenses

In the Fund Expense Tables, the expenses for the Allocation Funds are restated to reflect revised estimated expenses as follows:

                                             Income & Growth
Allocation Funds         Income Allocation   Allocation          Balanced Allocation
-------------------------------------------------------------------------------------
                         A Class   C Class   A Class   C Class   A Class   C Class
-------------------------------------------------------------------------------------
Management Fees          0.10%     0.10%     0.10%     0.10%     0.10%     0.10%
-------------------------------------------------------------------------------------
Distribution &
Service (12b-1) Fees     0.25%     1.00%     0.35%     1.00%     0.35%     1.00%
-------------------------------------------------------------------------------------
Other Expenses (8)       0.36%     0.36%     0.18%     0.18%     0.10%     0.10%
-------------------------------------------------------------------------------------
Acquired Funds
Fees and Expenses (9)    0.88%     0.88%     1.00%     1.00%     1.07%     1.07%
-------------------------------------------------------------------------------------
Total Annual Fund
Operating Expense        1.59%     2.34%     1.63%     2.28%     1.62%     2.27%
-------------------------------------------------------------------------------------

                         Growth & Income                         Aggressive Growth
Allocation Funds         Allocation          Growth Allocation   Allocation
-----------------------------------------------------------------------------------
                         A CLASS   C CLASS   A CLASS   C CLASS   A CLASS   C CLASS
-----------------------------------------------------------------------------------
Management Fees          0.10%     0.10%     0.10%     0.10%     0.10%     0.10%
-----------------------------------------------------------------------------------
Distribution &
Service (12b-1) Fees     0.35%     1.00%     0.35%     1.00%     0.35%     1.00%
-----------------------------------------------------------------------------------
Other Expenses (8)       0.09%     0.09%     0.10%     0.10%     0.14%     0.14%
-----------------------------------------------------------------------------------
Acquired Funds
Fees and Expenses (9)    1.10%     1.10%     1.16%     1.16%     1.22%     1.22%
-----------------------------------------------------------------------------------
Total Annual Fund
Operating Expense        1.64%     2.29%     1.71%     2.36%     1.81%     2.46%
-----------------------------------------------------------------------------------

(8) The Funds have applied for an exemptive order from the Securities and Exchange Commission allowing the Allocation Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Allocation Funds' Other Expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds. Investors in the Funds will indirectly bear a portion of such "Other Expenses" through the Allocation Funds' investment in the Underlying Funds.

(9) Acquired Funds Fees and Expenses are based on the estimated fees and expenses for the Underlying Funds.

                                     *******

Changes to Expense Example

The Expense Example for the A Class and C Class Shares of the Allocation Funds are restated to reflect revised estimated expenses as follows:

The Example shows what an investor in A Class and C Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in A Class and C Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of any applicable redemption fee or the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 One Year        Three Years     Five Years       Ten Years
--------------------------------------------------------------------------------------------------
                                 A       C       A       C       A       C        A        C
                                 Class   Class   Class   Class   Class   Class    Class    Class
--------------------------------------------------------------------------------------------------
Allocation Funds(1)
--------------------------------------------------------------------------------------------------
Income Allocation                $ 162   $ 337   $ 502   $ 730   $ 866   $1,250   $1,889   $2,676
--------------------------------------------------------------------------------------------------
Income & Growth Allocation         166     331     514     712     887    1,220    1,933    2,615
--------------------------------------------------------------------------------------------------
Balanced Allocation                165     330     511     709     881    1,215    1,922    2,605
--------------------------------------------------------------------------------------------------
Growth & Income Allocation         167     332     517     715     892    1,225    1,944    2,626
--------------------------------------------------------------------------------------------------
Growth Allocation                  174     339     539     736     928    1,260    2,019    2,696
--------------------------------------------------------------------------------------------------
Aggressive Growth Allocation       184     349     569     767     980    1,311    2,127    2,796
--------------------------------------------------------------------------------------------------

(1) THE EXPENSE EXAMPLE FOR THE ALLOCATION FUNDS REFLECTS THE AGGREGATE OF THE DIRECT AND INDIRECT COSTS OF INVESTING IN THE ALLOCATION FUNDS - THAT IS, IT INCLUDES THE COSTS ASSOCIATED WITH INVESTING IN THE UNDERLYING FUNDS.

You would pay the following expenses for C Class Shares if you did not redeem your shares.

                                One Year   Three Years   Five Years   Ten Years
--------------------------------------------------------------------------------
                                C Class    C Class       C Class      C Class
--------------------------------------------------------------------------------
Allocation Funds(1)
--------------------------------------------------------------------------------
Income Allocation                   $237          $730       $1,250      $2,676
--------------------------------------------------------------------------------
Income & Growth Allocation           231           712        1,220       2,615
--------------------------------------------------------------------------------
Balanced Allocation                  230           709        1,215       2,605
--------------------------------------------------------------------------------
Growth & Income Allocation           232           715        1,225       2,626
--------------------------------------------------------------------------------
Growth Allocation                    239           736        1,260       2,696
--------------------------------------------------------------------------------
Aggressive Growth Allocation         249           767        1,311       2,796
--------------------------------------------------------------------------------

(1) THE EXPENSE EXAMPLE FOR THE ALLOCATION FUNDS REFLECTS THE AGGREGATE OF THE DIRECT AND INDIRECT COSTS OF INVESTING IN THE ALLOCATION FUNDS - THAT IS, IT INCLUDES THE COSTS ASSOCIATED WITH INVESTING IN THE UNDERLYING FUNDS.

                                     *******

Appendix B is added in its entirety as follows:

                                   Appendix B

Accessor Frontier Markets Fund Details

INVESTMENT OBJECTIVE The Accessor Frontier Markets Fund (the "Fund") seeks capital growth. The Fund's investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES The Fund will seek to achieve its objective by investing at least 80% of its assets in securities with exposure to the returns of Frontier Markets. This investment policy and name of the Fund with respect to Frontier Markets may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The term "Frontier Markets" is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. For the purposes of the Fund, "Frontier Markets" will include countries identified in the Morgan Stanley Capital International(SM) ("MSCI") Frontier Emerging Markets Index.

The primary benchmark for the Fund will be the MSCI Frontier Markets Index (the "Benchmark"). Please see the Attachment for additional information on the Benchmark.

Forward Management LLC ("Forward Management" or the "Manager") employs an index-like approach to constructing the Fund's portfolio. Forward Management seeks exposure to Frontier Markets by attempting to approximate the country and industry allocations of the Benchmark and will primarily invest directly or indirectly in index vehicles such as structured notes, exchange traded funds ("ETFs"), exchange traded notes ("ETNs") and securities of companies in Frontier Market countries. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies ("Underlying Funds"). Where exposure to Frontier Markets is not feasible, Forward Management will invest in securities with exposure to emerging markets.

Due to potential difficulties regarding accessibility in some markets, the Fund's actual holdings may deviate from the Benchmark. Forward Management will seek to minimize deviations whenever possible. When determining investment decisions, Forward Management will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, Forward Management will attempt to maximize the Fund's overall exposure to Frontier Markets and lastly will seek exposure to emerging markets.

The Fund at all times will be required to have exposure of 25% or more of its total assets in securities of issuers in the bank industry. See "PRINCIPAL INVESTMENT RISKS - BANK INDUSTRY CONCENTRATION RISK" for a discussion of the risks associated with investing in the bank industry.

PRINCIPAL INVESTMENT RISKS Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's common shares and the possibility of significant losses. A direct investment in the Fund and an indirect investment in an Underlying Fund involves a substantial degree of risk. Therefore, you should consider the following risks of the Fund and the Underlying Funds before making an investment in the Fund.

ALLOCATION RISK. The Fund or an Underlying Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

ASSET CLASS RISK. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

BANK INDUSTRY CONCENTRATION RISK. Investment opportunities in many frontier market countries may be concentrated in the bank industry. Based on the Fund's investment restriction regarding concentration, the Fund at all times will be required to invest 25% or more of its total asset in securities of issuers in the bank industry. As a result, the Fund will have a high concentration of investments in the bank industry.

COUNTERPARTY CREDIT RISK. Structured notes are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund or an Underlying Fund, this default will cause the value of your investment in the Fund, or the Fund's investment in an Underlying Fund, to decrease.

CUSTODY RISK. Certain securities in which either the Fund or an Underlying Fund invests may be held in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized and there may be limited or no regulatory oversight over their operations. In addition, it is often more expensive for a fund to buy, sell and hold securities in certain foreign markets as compared to the U.S.

DEPOSITARY RECEIPT RISK. Depositary Receipts are instruments that represent interests in companies trading outside the markets in which the Depositary Receipts are traded. Accordingly, while Depositary Receipts are traded on recognized exchanges, there may be other risks associated with such instruments to consider, for example, the interests underlying the Depositary Receipts may be subject to political, economic, inflationary, exchange rate, custody or other risks in markets outside those in which the Depositary Receipts are traded.

DERIVATIVES RISK. Changes in the market value of securities held by the Fund or an Underlying Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund or an Underlying Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

ETF AND ETN RISK. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

The market value of ETF or ETN shares may differ from their net asset value per share ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

FINANCIAL MARKET RISK. The financial markets of frontier or emerging market countries have, for the most part, substantially less volume than more developed markets, and securities of many companies are less liquid and their prices are more volatile than securities of comparable companies in more sizeable markets. There are also varying levels of government supervision and regulation of exchanges, financial institutions and issuers in various countries. In addition, the manner in which foreign investors may invest in securities in certain countries, as well as limitations on such investments, may affect the investment operations of the Fund or an Underlying Fund.

FOREIGN CURRENCIES RISK. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's or an Underlying Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

FOREIGN RISK, FRONTIER MARKET AND EMERGING MARKET EXPOSURE RISK. Foreign markets, particularly frontier or emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. The Fund may invest in instruments issued by companies or governments of frontier markets and emerging markets. Frontier or emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. The securities markets of frontier and emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. In addition, the financial stability of issuers (including governments) in frontier or emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. Dollar. In some countries in which the Fund may invest, the government may limit the amount of investments by foreign persons as well as the types of securities in which they can invest. They may also restrict the repatriation of and or levy taxes on the investment income, capital gains or the proceeds of sales of the Fund's securities. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. Any of these factors may cause the price of the Fund's shares to decline.

GOVERNMENT SPONSORED ENTERPRISES (GSES) RISK. Certain GSEs (such as Freddie Mac, Fannie Mae and Federal Home Loan Bank (FHLB)) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSEs are subject to credit risk.

INTERNATIONAL SANCTIONS RISK. From time to time, certain of the companies in which the Fund or an Underlying Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund or an Underlying Fund will be indirectly subject to those risks.

INVESTMENTS IN OTHER INVESTMENT COMPANIES RISK. The Fund may invest in shares of other investment companies. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

ISSUER RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

LIQUIDITY RISK. The securities purchased by the Fund or an Underlying Fund may trade infrequently and be quite volatile. This means that they may be harder to purchase or sell at a fair price. In addition, the Fund or an Underlying Fund may engage in over-the-counter ("OTC") transactions involving securities or derivatives that may have limited product lines, markets or financial resources. Many OTC stocks and derivatives trade less frequently and in smaller volume than stocks on a recognized exchange. The inability to purchase or sell these securities at a fair price could have a negative impact on the performance of the Fund or an Underlying Fund.

The Fund may invest up to 15% of its net assets in illiquid securities.

MANAGEMENT RISK. The strategy that the Manager uses may fail to produce the intended result or the Manager's judgment about the attractiveness of a particular market or security may prove to be incorrect.

MARKET RISK. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund's or an Underlying Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund or an Underlying Fund.

REPATRIATION RISK. Frontier and emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The country could impose temporary restrictions on foreign capital remittances. The Fund or an Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund or an Underlying Fund of any restrictions on investments. Investing in local markets in frontier and emerging market countries may require the Fund or an Underlying Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involved additional costs to the Fund or an Underlying Fund.

REGULATORY AND MARKET DEVELOPMENTS. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund or an Underlying Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and the Underlying Funds themselves are regulated. Such legislation or regulation could diminish or preclude the Fund's or an Underlying Fund's ability to achieve its investment objective.

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Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's or an Underlying Fund's portfolio holdings.

SMALL TO MID COMPANY RISK. The smaller and medium capitalization companies that the Fund or an Underlying Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

STRUCTURED NOTE RISK. The Fund and the Underlying Funds intend to invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund and the Underlying Funds invest in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund and the Underlying Funds to sell the structured notes they hold at an acceptable price or accurately value such notes.

TAX REGULATION RISK. Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

NON-DIVERSIFIED RISK. Because the Fund is classified as a non-diversified fund, it is able to invest its assets in a more limited number of issuers than a diversified fund. As a result, the decline in the market value of a particular fund or other security held by the Fund may directly affect the Fund's NAV more than if the Fund were operated as a diversified fund.

NO OPERATING HISTORY RISK. The Fund is a newly organized, non-diversified, open-end management investment company with no operating history and is designed for long-term investors and not as a trading vehicle.